Earnings per share and shareholders' equity - Schedule of Basic and Diluted Earnings Per Share (Q3) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income	$ 543	$ 552	$ 884	$ 981	$ 1,273	$ 955	$ 1,107
Net loss attributable to noncontrolling interests	2	1	3	2	1	1	1
Net income attributable to the Company	$ 545	$ 553	$ 887	$ 983	$ 1,274	$ 956	$ 1,108
Denominator:
Basic weighted-average number of shares outstanding (in shares)	553.1	553.1	553.1	553.1
Dilutive effect of share-based awards (in shares)	0.8	0.0	0.3	0.0
Diluted weighted-average number of shares outstanding (in shares)	553.9	553.1	553.4	553.1
Earnings per share
Basic (in dollars per share)	$ 0.99	$ 1	$ 1.6	$ 1.78
Diluted (in dollars per share)	$ 0.98	$ 1	$ 1.6	$ 1.78